Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Revenues
Advertising	$ 183,636	$ 213,755	$ 367,953	$ 418,580
Circulation	63,902	63,737	130,491	129,677
All other	81,179	88,441	158,182	160,416
Total revenues	328,717	365,933	656,626	708,673
Operating expenses
Production, distribution, and editorial	128,412	137,251	265,303	280,092
Selling, general, and administrative	134,940	148,506	277,905	290,438
Depreciation and amortization	10,505	9,663	20,337	19,448
Total operating expenses	273,857	295,420	563,545	589,978
Income from operations	54,860	70,513	93,081	118,695
Interest expense, net	(2,897)	(3,351)	(5,616)	(6,862)
Earnings from continuing operations before income taxes	51,963	67,162	87,465	111,833
Income taxes	(20,369)	(26,065)	(34,244)	(44,674)
Earnings from continuing operations	31,594	41,097	53,221	67,159
Loss from discontinued operations, net of taxes	0	540	0	895
Net earnings	$ 31,594	$ 40,557	$ 53,221	$ 66,264
Basic earnings per share
Earnings from continuing operations	$ 0.70	$ 0.90	$ 1.18	$ 1.48
Discontinued operations	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)
Basic earnings per share	$ 0.70	$ 0.89	$ 1.18	$ 1.46
Basic average shares outstanding	44,838	45,571	44,923	45,527
Diluted earnings per share
Earnings from continuing operations	$ 0.70	$ 0.89	$ 1.18	$ 1.47
Discontinued operations	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)
Diluted earnings per share	$ 0.70	$ 0.88	$ 1.18	$ 1.45
Diluted average shares outstanding	45,044	45,912	45,115	45,849
Dividends paid per share	$ 0.3825	$ 0.2300	$ 0.6375	$ 0.4600